Trade and Other Receivables	12 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Trade and Other Receivables

15. Trade and other receivables

Trade and other receivables comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Income tax receivable	460,738	—
Other taxation and social security receivable	123,214	115,056
Prepayments	396,190	30,425
Other receivables	281,558	49,707
	1,261,700	195,188

The income tax receivable represents payments on account of US tax liabilities.

Prepayments relate primarily to the Company's Directors' and officers' insurance policy.